Leases (Assets Acquired Under Capital Leases) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Accumulated depreciation	¥ (53,758)	¥ (65,002)
Total	44,139	42,611
Building [Member]
Capital leased assets	7,365	7,748
Machinery and Equipment [Member]
Capital leased assets	¥ 90,532	¥ 99,865